Schedule of Property and Equipment (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 2,038,000	$ 2,038,000	$ 2,100,000
Less: accumulated depreciation	(1,926,000)	(1,869,000)	(1,845,000)
Property and equipment, net	112,000	169,000	255,000
Beeline Financial Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	908,635	908,635	908,635
Less: accumulated depreciation	(713,474)	(599,942)	(448,566)
Property and equipment, net	$ 195,161	308,693	460,069
As Restated [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		2,038,000
Less: accumulated depreciation		(1,869,000)
Property and equipment, net		$ 169,000
As Restated [Member] | Beeline Financial Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net			460,069
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	12 years 6 months
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 625,000	$ 625,000	687,000
Furniture and Fixtures [Member] | Beeline Financial Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 129,962	129,962	129,962
Furniture and Fixtures [Member] | As Restated [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 625,000
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 1,386,000	$ 1,386,000	1,386,000
Leasehold Improvements [Member] | Beeline Financial Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 696,894	696,894	696,894
Leasehold Improvements [Member] | As Restated [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 1,386,000
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years 6 months	3 years 6 months
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 27,000	$ 27,000	27,000
Property, Plant and Equipment, Useful Life	7 years	5 years
Vehicles [Member] | As Restated [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross		$ 27,000
Computers And Hardware [Member] | Beeline Financial Holdings Inc [Member]
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 81,779	$ 81,779	$ 81,779